Details of Significant Accounts (Tables)	12 Months Ended
Dec. 31, 2022
Details of Significant Accounts
Schedule of cash and cash equivalents

	December 31, 2021	December 31, 2022
Petty cash	$1	$1
Checking accounts	1,882	1,279
Demand deposits	38,591	11,777
Time deposits	39,800	149,300
Others	179	259
	$80,453	$162,616

Schedule of current financial assets at amortized cost

	December 31, 2021	December 31, 2022
Time deposits with maturities over three months	$—	$30,000

Schedule of accounts receivable

	December 31, 2021	December 31, 2022
Accounts receivable	$6,568	$7,756
A.The ageing analysis of accounts receivable is as follows:
Schedule of ageing analysis of accounts receivable

	December 31, 2021	December 31, 2022
Not past due	$5,773	$6,062
Up to 30 days	508	851
31 to 90 days	121	327
91 to 180 days	138	417
Over 181 days	28	99
	$6,568	$7,756

Schedule of other current assets

	December 31, 2021	December 31, 2022
Prepaid expenses	$254	$4,617
Others	45	88
	$299	$4,705

Schedule of property, plant and equipment

	2021
	Leasehold		Office
	improvements	Machinery	equipment	Total
At January 1
Cost	$473	$457	$24	$954
Accumulated depreciation	(296)	(193)	(13)	(502)
	$177	$264	$11	$452
Opening net book amount	$177	$264	$11	$452
Additions	34	97	23	154
Cost of disposals	(6)	(12)	—	(18)
Accumulated depreciation on disposals	6	12	—	18
Depreciation expense	(93)	(110)	(6)	(209)
Net exchange differences	5	5	—	10
Closing net book amount	$123	$256	$28	$407
At December 31
Cost	$516	$552	$48	$1,116
Accumulated depreciation	(393)	(296)	(20)	(709)
	$123	$256	$28	$407

	2022
	Leasehold			Office
	improvements	Machinery		equipment	Total
At January 1	$	$		$	$
Cost	516		552	48		1,116
Accumulated depreciation	(393)		(296)	(20)		(709)
	$123		$256	$28		$407
Opening net book amount	$123		$256	$28		$407
Additions	58		107	—		165
Cost of disposals	—		—	—		—
Accumulated depreciation on disposals	—		—	—		—
Depreciation expense	(119)		(119)	(9)		(247)
Net exchange differences	(11)		(24)	(1)		(36)
Closing net book amount	$51		$220	$18		$289
At December 31
Cost	$521		$602	$46		$1,169
Accumulated depreciation	(470)		(382)	(28)		(880)
	$51		$220	$18		$289

Schedule of movements of right-of-use assets

	2021
	Buildings	Business vehicles	Total
At January 1
Cost	$776	$—	$776
Accumulated depreciation	(457)	—	(457)
	$319	$—	$319
Opening net book amount	$319	$—	$319
Additions	530	148	678
Cost of derecognition	(432)	—	(432)
Derecognized accumulated depreciation	432	—	432
Depreciation expense	(339)	(50)	(389)
Net exchange differences	11	1	12
Closing net book amount	$521	$99	$620
At December 31
Cost	$898	$149	$1,047
Accumulated depreciation	(377)	(50)	(427)
	$521	$99	$620

	2022
	Buildings	Business vehicles	Total
At January 1
Cost	$898	$149	$1,047
Accumulated depreciation	(377)	(50)	(427)
	$521	$99	$620
Opening net book amount	$521	$99	$620
Additions	137	76	213
Cost of derecognition	(137)	—	(137)
Derecognized accumulated depreciation	137	—	137
Depreciation expense	(361)	(95)	(456)
Net exchange differences	(45)	(9)	(54)
Closing net book amount	$252	$71	$323
At December 31
Cost	$809	$208	$1,017
Accumulated depreciation	(557)	(137)	(694)
	$252	$71	$323

D.	Lease liabilities relating to lease contracts:

Schedule of lease liabilities relating to lease contracts

	December 31, 2021	December 31, 2022
Total lease liabilities	$638	$338
Less: current portion (shown as ‘current lease liabilities’)	(449)	(251)
	$189	$87

E.	The information on profit and loss accounts relating to lease contracts is as follows:

Schedule of information on profit and loss accounts relating to lease contracts

	Years ended December 31,
	2020	2021	2022
Items affecting profit or loss
Interest expense on lease liabilities	$9	$9	$8
Expense on short-term lease contracts	292	391	383
	$301	$400	$391

F.	For the years ended December 31, 2020, 2021 and 2022, the Group’s total cash outflow for leases were $606, $ 793 and $ 848, respectively, including the interest expense on lease liabilities amounting to $ 9, $ 9 and $ 8, expense on short-term lease contracts amounting to $ 292, $ 391 and $ 383, and repayments of principal portion of lease liabilities amounting to $ 305, $ 393 and $ 457, respectively.

Schedule of intangible assets

	2021
		Other
	Software	intangible assets	Total
At January 1
Cost	$196	$3,257	$3,453
Accumulated amortization	(163)	(3,177)	(3,340)
	$33	$80	$113
Opening net book amount	$33	$80	$113
Additions	32	—	32
Cost of disposals	(153)	(3,177)	(3,330)
Accumulated amortization on disposals	153	3,177	3,330
Amortization charge	(20)	(27)	(47)
Net exchange differences	—	2	2
Closing net book amount	$45	$55	$100
At December 31
Cost	$78	$82	$160
Accumulated amortization	(33)	(27)	(60)
	$45	$55	$100

	2022
		Other
	Software	intangible assets	Total
At January 1
Cost	$78	$82	$160
Accumulated amortization	(33)	(27)	(60)
	$45	$55	$100
Opening net book amount	$45	$55	$100
Additions	78	15	93
Cost of disposals	(43)	—	(43)
Accumulated amortization on disposals	43	—	43
Amortization charge	(36)	(27)	(63)
Net exchange differences	(6)	(5)	(11)
Closing net book amount	$81	$38	$119
At December 31
Cost	$104	$89	$193
Accumulated amortization	(23)	(51)	(74)
	$81	$38	$119

Schedule of amortization on intangible assets

	Years ended December 31,
	2020	2021	2022
Research and development expenses	$36	$47	$63

Schedule of financial liabilities at fair value through profit or loss

	December 31, 2021	December 31, 2022
Non-current items:
Warrant liabilities	$—	$8,431
Add: Valuation adjustment	—	(5,224)
Financial liabilities designated as at fair value through profit or loss - Preferred share liabilities	105,469	—
Add: Valuation adjustment	153,761	—
	$259,230	$3,207

Schedule of amounts recognized in profit or loss and other comprehensive income in relation to financial liabilities at fair value through profit or loss

	Years ended December 31,
	2020	2021	2022
Net losses recognized in profit or loss
Warrant liabilities	$—	$—	$5,224
Financial liabilities designated as at fair value through profit or loss - Preferred share liabilities	(2,022)	(150,745)	(99,001)
	$(2,022)	$(150,745)	$(93,777)
Net losses recognized in other comprehensive income
Financial liabilities designated as at fair value through profit or loss - Preferred share liabilities	$—	$(58)	$(7)

Schedule of movement in all kinds of Perfect warrants

		Private	Forward
	Public	Placement	Purchase
	Warrants	Warrants	Warrants
At January 1, 2022	—	—	—
Converted from Provident’s warrants as part of business combination	11,500	6,600	2,750
Exercised	—	—	—
At December 31, 2022	11,500	6,600	2,750

Schedule of other payables

	December 31, 2021	December 31, 2022
Employee bonus	$3,766	$4,038
Payroll	1,934	2,130
Remuneration to directors and supervisors	—	53
Promotional fees	851	1,039
Professional service fees	1,358	1,371
Sales VAT payables	225	175
Post and telecommunications expenses	178	173
Others	394	329
	$8,706	$9,308

Schedule of provisions

	2021	2022
	Warranty	Warranty
At January 1	$480	$1,058
Additional provisions	734	897
Used during the year	(148)	-
Net exchange differences	(8)	(100)
At December 31	$1,058	$1,855

Schedule of analysis of total provisions

	December 31, 2021	December 31, 2022
Current	$1,058	$1,855

Schedule of net defined benefit liability amounts recognized in the balance sheet

	December 31, 2021	December 31, 2022
Present value of defined benefit obligations	$(113)	$(84)
Fair value of plan assets	9	11
Net defined benefit liability	$(104)	$(73)

(c)Movements in net defined benefit liability are as follows:

Schedule of movements in net defined benefit liability

	2021
	Present value
	of defined benefit	Fair value of	Net defined
	obligations	plan assets	benefit liability
At January 1	$(84)	$7	$(77)
Current service cost	(2)	—	(2)
	(86)	7	(79)
Remeasurements:
Change in demographic assumptions	(8)	—	(8)
Change in financial assumptions	16	—	16
Experience adjustments	(32)	—	(32)
	(24)	—	(24)
Pension fund contribution	—	2	2
Net exchange differences	(3)	—	(3)
Balance at December 31	$(113)	$9	$(104)

	2022
	Present value
	of defined benefit	Fair value of	Net defined
	obligations	plan assets	benefit liability
At January 1	$(113)	$9	$(104)
Current service cost	(2)	—	(2)
Interest (expense) income	(1)	—	(1)
	(116)	9	(107)
Remeasurements:
Return on plan assets	—	1	1
Change in demographic assumptions	(8)	—	(8)
Change in financial assumptions	10	—	10
Experience adjustments	19	—	19
	21	1	22
Pension fund contribution	—	2	2
Net exchange differences	11	(1)	10
Balance at December 31	$(84)	$11	$(73)

Schedule of principal actuarial assumptions and effect on present value of defined benefit obligation

	Years ended December 31,
	2021	2022
Discount rate	1.00%	1.50%
Future salary increases	3.00%	3.00%

	Discount rate		Future salary increases
	Increase	Decrease	Increase	Decrease
	0.25%	0.25%	0.25%	0.25%
December 31, 2021
Effect on present value of defined benefit obligation	$(7)	$7	$7	$(7)
December 31, 2022
Effect on present value of defined benefit obligation	$(5)	$5	$5	$(5)

Schedule of analysis of timing of the future pension payment

Within 1 year	$—
1-5 year(s)	—
Over 5 years	122
$122

B.	Defined contribution plans

Schedule of exchange of Perfect Shares for Perfect New Ordinary Shares as part of Reverse Recapitalization

	Number of shares			Number of shares
Share type	(in thousand)		Share type	(in thousand)
before share	before share		after share	after share
combination	combination	Conversion ratio	conversion	conversion
Common shares	241,650	0.17704366	Class A Ordinary Shares	42,782
Preferred share	234,003			41,429
Subtotal	475,653			84,211
Common shares	86,500	0.17704366	Class B Ordinary Shares	15,314
Preferred share	8,328			1,475
Subtotal	94,828			16,789
Total	570,481			101,000

Schedule of fair value of stock options granted on grant date measured using the black-scholes option-pricing model

Adjusted
		Adjusted	exercise
		stock price	price per	Expected			Risk-free	Fair value
	Grant	per share	share	price	Expected	Expected	interest	per unit
Plan	date	(in dollars)	(in dollars)	volatility	option life	dividends	rate	(in dollars)
Share Incentive Plan	2022.1.21	$5.39	$3.95	53.75%	3.88	0.00%	1.46%	$0.4893

	Range of stock	Exercise	Range of	Expected		Range of risk	Range of fair
	price	price	expected price	option	Expected	free interest	value per unit
Plan	(in dollars)	(in dollars)	volatility	life	dividends	rate	(in dollars)
2015 Incentive Stock Option Plan	$0.0564~0.1777	$0.1000	39.29%~42.25%	3.42	0.00%	0.45%~2.79%	$0.0080~0.0947
2018 Incentive Stock Option Plan	0.1689~0.8931	0.3000	39.16%~53.27%	3.88	0.00%	0.58%~2.29%	0.0228~0.6397

Schedule of illustrates movement for the Company's share capital:

				Perfect Class A		Perfect Class B
		Common Shares		Ordinary Shares		Ordinary Shares		Total
		Shares		Shares		Shares
	Note	(in thousand)	Amount	(in thousand)	Amount	(in thousand)	Amount	Amount
At January 1, 2020		313,562	$31,356	—	$—	—	$—	$31,356
Employee stock option exercised		1,105	111	—	—	—	—	111
Shares retired	B	(16,270)	(1,627)	—	—	—	—	(1,627)
At December 31, 2020	A	298,397	29,840	—	—	—	—	29,840
Employee stock option exercised		3,124	312	—	—	—	—	312
At December 31, 2021	A	301,521	30,152	—	—	—	—	30,152
Employee stock option exercised		26,629	2,663	—	—	—	—	2,663
Conversion as part of recapitalization	C	(328,150)	(32,815)	84,211	8,421	16,789	1,679	(22,715)
Shares Issuance to exchange Provident outstanding shares	D	—	—	17,264	1,726	—	—	1,726
At December 31, 2022		—	$—	101,475	$10,147	16,789	$1,679	$11,826

Schedule of capital surplus

	December 31, 2021	December 31, 2022
Additional Paid-in Capital	$308	$554,209
Other
Employees’ stock option cost	2,563	2,162
Directors’ share-based compensation	—	58
Subtotal	2,563	2,220
	$2,871	$556,429

Schedule of additional paid-in capital

Additional
paid-in capital
At January 1, 2022	$308
Issuance of the Perfect Class A Ordinary Shares	102,237
Conversion of Perfect common shares as part of the Recapitalization	380,953
Adjustment to the equity – listing expense	65,264
Employee stock options exercised	5,447
At December 31, 2022	$554,209

Schedule of expenses incurred on share-based payment transactions

	Years ended December 31,
	2020	2021	2022
Equity settled	$336	$1,782	$2,175

D.	The Group has service agreements with its Board of Directors to grant them awards of the Company’s Ordinary Shares at a fixed monetary value. Expense incurred for the year-ended December 31, 2022 was $58.
E.	Shareholder Earnout

Schedule of revenue from contracts with customers

	Years ended December 31,
	2020	2021	2022
Revenue from contracts with customers	$29,873	$40,760	$47,300

A.Disaggregation of revenue from contracts with customers
(a)	The Group derives revenue from the transfer of goods and services over time and at a point in time in the following geographical regions:

Schedule of disaggregation of revenue from contracts with customers

	United
2020	States	Japan	France	Others	Total
Revenue from external customer contracts	$14,965	$3,236	$3,219	$8,453	$29,873
Timing of revenue recognition
At a point in time	$5,711	$961	$1,102	$2,955	$10,729
Over time	9,254	2,275	2,117	5,498	19,144
	$14,965	$3,236	$3,219	$8,453	$29,873

	United
2021	States	Japan	France	Others	Total
Revenue from external customer contracts	$20,173	$4,520	$3,206	$12,861	$40,760
Timing of revenue recognition
At a point in time	$5,114	$676	$771	$2,331	$8,892
Over time	15,059	3,844	2,435	10,530	31,868
	$20,173	$4,520	$3,206	$12,861	$40,760

	United
2022	States	Japan	France	Others	Total
Revenue from external customer contracts	$24,291	$4,717	$3,431	$14,861	$47,300
Timing of revenue recognition
At a point in time	$5,126	$871	$590	$1,979	$8,566
Over time	19,165	3,846	2,841	12,882	38,734
	$24,291	$4,717	$3,431	$14,861	$47,300

(b)	Alternatively, the disaggregation of revenue could also be distinct as follows:

	Years ended December 31,
	2020	2021	2022
AR/AI cloud solutions and Subscription	$17,402	$29,470	$36,915
Licensing	10,679	8,857	8,432
Advertisement	1,742	2,398	1,819
Others (Note)	50	35	134
	$29,873	$40,760	$47,300

Schedule of contract liabilities

	December 31, 2021	December 31, 2022
Contract assets:
Unbilled revenue	$—	$3,660
Contract liabilities:
Advance sales receipts	$9,021	$13,024

(b)	Revenue recognized that was included in the contract liability balance at the beginning of the period

Schedule of revenue recognized that was included in contract liability balance at beginning of the period

	Years ended December 31,
	2020	2021	2022
Revenue recognized that was included in the contract liability balance at the beginning of the period
Advance sales receipts	$2,518	$4,782	$8,831

(c)	Unsatisfied contracts

Schedule of interest income

	Years ended December 31,
	2020	2021	2022
Interest income from bank deposits	$126	$131	$1,977
Interest income from financial assets at amortized cost	117	—	52
	$243	$131	$2,029

Schedule of other income

	Years ended December 31,
	2020	2021	2022
Subsidy from government	$178	$21	$1
Others	13	97	74
	$191	$118	$75

Schedule of other gains and losses

	Years ended December 31,
	2020	2021	2022
Foreign exchange (losses) gains	$(770)	$(893)	$1,303
Losses on financial liabilities at fair value through profit or loss	(2,022)	(150,745)	(93,777)
	$(2,792)	$(151,638)	$(92,474)

Schedule of finance costs

	Years ended December 31,
	2020	2021	2022
Interest expense – lease liabilities	$9	$9	$8

Schedule of costs and expenses by nature

	Years ended December 31,
	2020	2021	2022
Cost of goods sold	$11	$2	$39
Employee benefit expenses	18,039	23,472	27,300
Promotional fees	6,511	10,841	7,517
Service providing expenses	2,548	4,286	5,518
Professional service fees	2,482	3,753	8,537
Warranty cost	780	734	897
Depreciation of right-of-use assets	306	389	456
Depreciation of property, plant and equipment	150	209	247
Insurance expenses	63	82	459
Amortization of intangible assets	36	47	63
Listing expense	—	—	65,264
Others	1,788	1,982	2,077
	$32,714	$45,797	$118,374

Schedule of employee benefit expenses

	Years ended December 31,
	2020	2021	2022
Wages and salaries	$15,698	$19,328	$22,083
Remuneration to directors and supervisors	—	—	112
Employee insurance fees	1,105	1,218	1,376
Pension costs	480	613	676
Employee stock options	336	1,782	2,117
Other personnel expenses	420	531	936
	$18,039	$23,472	$27,300

Schedule of income tax expense

	Years ended December 31,
	2020	2021	2022
Current income tax:
Current tax expense recognized for the current period	$371	$300	$390
Prior year income tax (over) under estimation	(50)	9	3
Total current tax	321	309	393
Deferred income tax:
Origination and reversal of temporary differences	(86)	(47)	(101)
Taxable losses	150	155	—
Total deferred income tax	64	108	(101)
Income tax expense	$385	$417	$292

B.	Reconciliation between income tax expense and accounting loss:

Schedule of reconciliation between income tax expense and accounting loss

	Years ended December 31,
	2020	2021	2022
Tax calculated based on loss before tax and statutory tax rate (Note)	$(418)	$(1,132)	$(368)
Effects from items disallowed by tax regulation	208	32	46
Effects from non-deductible offshore income tax	193	110	147
Tax exempt income by tax regulation	(14)	—	—
Temporary difference not recognized as deferred income tax assets	150	497	141
Prior year income tax (over) under estimation	(50)	9	3
Taxable loss not recognized as deferred income tax assets	173	893	638
Change in assessment of realization of deferred income tax assets	(136)	—	(301)
Effects from other states apart from where United States subsidiary registered	31	7	8
Effect from Japan provisional tax offsetting income tax	(5)	—	—
Others	253	1	(22)
Income tax expense	$385	$417	$292

Schedule of statutory tax raters for significant jurisdictions

	Years ended December 31,
Jurisdictions	2020	2021	2022
United States (Federal/State)	21%/8.84%	21%/8.84%	21%/8.84%
Japan	37.47%	34.45%	35.73%
Taiwan	20%	20%	20%

C.	Amounts of deferred income tax assets or liabilities as a result of temporary differences and tax losses are as follows:

Schedule of deferred income tax assets or liabilities as a result of temporary differences and tax losses

	2021
		Recognized in	Net exchange
	January 1	profit or loss	differences	December 31
Deferred income tax assets:
– Temporary differences:
Unrealized expenses	$110	$63	$(15)	$158
Unrealized exchange losses	14	(15)	(1)	(2)
Others	10	(1)	—	9
– Taxable losses	165	(155)	(10)	—
	$299	$(108)	$(26)	$165

	2022
		Recognized in	Net exchange
	January 1	profit or loss	differences	December 31
Deferred income tax assets:
– Temporary differences:
Unrealized expenses	$158	$91	$(21)	$228
Unrealized exchange losses	(2)	2	—	—
Others	9	8	(1)	16
	$165	$101	$(22)	$244

D.	Expiration dates of unused taxable losses and amounts of unrecognized deferred income tax assets are as follows:

Schedule of expiration dates of unused taxable losses and amounts of unrecognized deferred income tax assets

	December 31, 2021
	Amount filed/		Unrecognized deferred
Year incurred	assessed	Unused amount	income tax assets	Expiry year
2015	$7,164	$4,931	$4,931	2025
2016	7,794	5,328	5,328	2022~2036
2017	5,572	5,522	5,522	2022~2037
2018	7,678	7,522	7,522	2027~no expiration
2019	918	918	918	2024~2029
2020	1,024	1,024	1,024	2030
2021	3,586	3,586	3,586	no expiration
	$33,736	$28,831	$28,831

	December 31, 2022
	Amount filed/		Unrecognized deferred
Year incurred	assessed	Unused amount	income tax assets	Expiry year
2015	$5,416	$3,208	$3,208	2025
2016	6,153	5,328	5,328	2026~2036
2017	5,099	5,099	5,099	2027~2037
2018	7,522	7,522	7,522	2028~no expiration
2019	918	918	918	2024~2029
2020	903	903	903	2030
2021	3,594	3,594	3,594	no expiration
2022	3,278	3,278	3,278	2027~no expiration
	$32,883	$29,850	$29,850

E.	The amounts of deductible temporary difference that are not recognized as deferred income tax assets are as follows:

Schedule of deductible temporary difference that are not recognized as deferred income tax assets

	December 31,	December 31,
	2021	2022
Deductible temporary differences	$2,400	$614

Schedule of losses per share

	Year ended December 31, 2020
		Weighted average
		number of ordinary	Loss
		shares outstanding	per share
	Amount after tax	(share in thousands)	(in dollars)
Basic loss per share
Loss attributable to ordinary shareholders of the parent	$(5,593)	55,433	$(0.10)
Dilutive loss per share
Loss attributable to ordinary shareholders of the Group plus assumed conversion of all dilutive potential ordinary shares	$(5,593)	55,433	$(0.10)

	Year ended December 31, 2021
		Weighted average
		number of ordinary	Loss
		shares outstanding	per share
	Amount after tax	(share in thousands)	(in dollars)
Basic loss per share
Loss attributable to ordinary shareholders of the parent	$(156,852)	52,965	$(2.96)
Dilutive loss per share
Loss attributable to ordinary shareholders of the Group plus assumed conversion of all dilutive potential ordinary shares	$(156,852)	52,965	$(2.96)

	Year ended December 31, 2022
		Weighted average
		number of ordinary	Loss
		shares outstanding	per share
	Amount after tax	(share in thousands)	(in dollars)
Basic loss per share
Loss attributable to ordinary shareholders of the parent	$(161,744)	68,337	$(2.37)
Dilutive loss per share
Loss attributable to ordinary shareholders of the Group plus assumed conversion of all dilutive potential ordinary shares	$(161,744)	68,337	$(2.37)

Schedule of changes in liabilities from financing activities

	2020
	Financial liabilities
	at fair value through	Lease liabilities (including	Liabilities from financing
	profit or loss	current portion)	activities-gross
January 1	$56,405	$426	$56,831
Changes in cash flow from financing activities	50,000	(305)	49,695
Net exchange differences	—	18	18
Change in fair value through profit and loss	2,022	—	2,022
Changes in other non-cash items – additions	—	201	201
December 31	$108,427	$340	$108,767

	2021
	Financial liabilities
	at fair value through	Lease liabilities (including	Liabilities from financing
	profit or loss	current portion)	activities-gross
January 1	$108,427	$340	$108,767
Changes in cash flow from financing activities	—	(393)	(393)
Net exchange differences	—	13	13
Change in fair value through profit and loss	150,745	—	150,745
Change in fair value through other comprehensive income	58	—	58
Changes in other non-cash items – additions	—	678	678
December 31	$259,230	$638	$259,868

	2022
	Financial liabilities
	at fair value through	Lease liabilities (including	Liabilities from financing
	profit or loss	current portion)	activities-gross
January 1	$259,230	$638	$259,868
Changes in cash flow from financing activities	—	(457)	(457)
Net exchange differences	—	(56)	(56)
Warrants assumed in connection with the Recapitalization	8,431	—	8,431
Exchange of preferred shares	(358,238)	—	(358,238)
Change in fair value through profit and loss	93,777	—	93,777
Change in fair value through other comprehensive income	7	—	7
Changes in other non-cash items – additions	—	213	213
December 31	$3,207	$338	$3,545

Schedule of listing expense

	Listing expense
Net assets of Provident at Closing, excluding the impact of PIPE and FPA investors		$63
Cash and cash equivalents	7,893
Accrued expenses	(500)
Warrant liabilities (Note i)	(7,330)
Total value of Perfect shares issued to Provident shareholders, excluding PIPE and FPA Investor (Note ii)		(56,478)
Adjustment to listing expense as result of Sponsor Earnout		(8,849)
		$(65,264)

Perfect Common Share before Closing
Details of Significant Accounts
Schedule of reconciliation of additional paid-in-capital due to conversion of shares

Additional
paid-in capital
Par value of the Perfect Common Shares	$32,815
Fair value of the Perfect Preferred Shares on the Closing Date	358,238
Par value of the Class A and Class B Ordinary Shares	(10,100)
Subtotal	380,953
Listing expense	65,264
$446,217

Perfect Ordinary Shares
Details of Significant Accounts
Schedule of reconciliation of additional paid-in-capital due to conversion of shares

Additional
paid-in capital
Proceed received upon recapitalization	$112,893
Par value of the Class A Ordinary Shares	(1,726)
Fair value of the warrants at the Closing Date	(8,430)
Transactional cost (presented as accrued expense of Provident at Closing)	(500)
$102,237

Sponsor Earnout Shares
Details of Significant Accounts
Schedule of fair value of stock options granted on grant date measured using the black-scholes option-pricing model

Sponsor
Earnout
Shares
Expected dividend yield (%)	0.00%
Expected volatility	70.00%
Risk free interest rate	4.19%
Expected life (years)	5

Share Incentive Plan
Details of Significant Accounts
Schedule of movements of outstanding options under Share Incentive Plan

	2022
		Weighted- average
	No. of options	exercise price per share
	(units in thousands)	(in dollars)
Options outstanding at January 1	—	$—
Options granted	12,103	3.95
Options forfeited	(448)	3.95
Options exercised	—	—
Options outstanding at December 31	11,655	3.95
Options exercisable at December 31	—

(c)The weighted-average exercise price of stock options at exercise dates for the years ended December 31, 2022 was $3.95 (in dollars) per share.
(d)As of December 31, 2022, the exercise prices of stock options outstanding was $3.95 (in dollars) per share; the weighted-average remaining contractual period was 4.06 years.
(e)The fair value of stock options granted on grant date is measured using the Black-Scholes option-pricing model. Relevant information is as follows:

Schedule of terms and condition

(a)For the year ended December 31, 2022, the Group’s Share Incentive Plan’s terms and condition were as follows:

	Type of		Maximum terms of
Plan	arrangement	Settled by	option granted	Vesting conditions
Share Incentive Plan	Employee stock options	Equity	Five years	2 years’ service: exercise 50%
3 years’ service: exercise 75%
4 years’ service: exercise 100%

(b)Movements of outstanding options under Share Incentive Plan are as follows:

Incentive Stock Option Plan
Details of Significant Accounts
Schedule of movements of outstanding options under Share Incentive Plan

	2020		2021		2022
		Weighted-		Weighted-		Weighted-
	No. of options	average exercise	No. of options	average exercise	No. of options	average exercise
	(units in	price	(units in	price	(units in	price
	thousands)	(in dollars)	thousands)	(in dollars)	thousands)	(in dollars)
Options outstanding at January	24,550	$0.17	23,046	$0.18	26,629	$0.21
Options granted	—	—	8,388	0.27	—	—
Options forfeited	(399)	0.17	(1,681)	0.22	—	—
Options exercised	(1,105)	0.10	(3,124)	0.10	(26,629)	0.21
Options outstanding at December 31	23,046	0.18	26,629	0.21	—	—
Options exercisable at December 31	7,881		26,629		—	—

Schedule of terms and condition

	Type of		Maximum terms of
Plan	Arrangement	Settled by	option granted	Vesting conditions
2015 Incentive Stock Option Plan	Employee stock options	Equity	Four years and one month	2 years’ service: exercise 50%
3 years’ service: exercise 75%
4 years’ service: exercise 100%
2018 Incentive Stock Option Plan	Employee stock options	Equity	Five years	2 years’ service: exercise 50%
3 years’ service: exercise 75%
4 years’ service: exercise 100%